Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	$ (4,133.6)	$ (3,700.9)	$ (2,928.3)
Accumulated other comprehensive income (loss), Other comprehensive income before reclassifications	985.1	(275.9)	(669.2)
Accumulated other comprehensive income (loss), Amounts reclassified from accumulated other comprehensive income	(184.9)	(156.8)	(103.4)
Accumulated other comprehensive income (loss), Current period other comprehensive income	800.2	(432.7)	(772.6)
Accumulated other comprehensive income (loss), ending balance	(3,333.4)	(4,133.6)	(3,700.9)
Translation Adjustments, beginning balance	(634.3)	(649.1)	(604.2)
Translation Adjustments, Other comprehensive income before reclassifications	(42.5)	14.8	(44.9)
Translation Adjustments, Amounts reclassified from accumulated other comprehensive income
Translation Adjustments, Current period other comprehensive income	(42.5)	14.8	(44.9)
Translation Adjustments, ending balance	(676.8)	(634.3)	(649.1)
Postretirement Plans, beginning balance	(3,499.3)	(3,051.8)	(2,324.1)
Postretirement Plans, Other comprehensive income before reclassifications	1,027.6	(290.7)	(624.3)
Postretirement Plans, Amounts reclassified from accumulated other comprehensive income	(184.9)	(156.8)	(103.4)
Postretirement Plans, Current period other comprehensive income	842.7	(447.5)	(727.7)
Postretirement Plans, ending balance	$ (2,656.6)	$ (3,499.3)	$ (3,051.8)